Net Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Finance Costs

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(restated)	(restated)
Interest expense incurred	4,901	4,200	3,913
Less: Interest expense capitalized*	(327)	(498)	(327)

Net interest expense	4,574	3,702	3,586
Interest income	(376)	(354)	(429)
Foreign exchange losses	154	209	664
Foreign exchange gains	(79)	(322)	(530)

	4,273	3,235	3,291

* Interest expense was capitalized in construction in progress at the following rates per annum	3.5%-5.5%	4.1%-5.0%	3.9%-4.9%